Property, Equipment, Network Under Construction, and Software (Details) - Schedule of property and equipment - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 5,706	$ 45
Accumulated depreciation	(1,262)	(1,110)
Network under construction [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	16,828	16,464
Office equipment, furniture, and leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	1,201	1,155
AT&T network [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 5,767